Fair Value, Liabilities Measured on Nonrecurring Basis (Details)	12 Months Ended
Dec. 31, 2017 USD ($)
Summary Of Significant Accounting Policies Fair Value, Liabilities Measured On Nonrecurring Basis 1	$ 0
Summary Of Significant Accounting Policies Fair Value, Liabilities Measured On Nonrecurring Basis 2	0
Summary Of Significant Accounting Policies Fair Value, Liabilities Measured On Nonrecurring Basis 3	0
Summary Of Significant Accounting Policies Fair Value, Liabilities Measured On Nonrecurring Basis 4	0
Summary Of Significant Accounting Policies Fair Value, Liabilities Measured On Nonrecurring Basis 5	(4,442,367)
Summary Of Significant Accounting Policies Fair Value, Liabilities Measured On Nonrecurring Basis 6	$ (4,442,367)